Fundamental Investors®
Investment portfolio
September 30, 2023
unaudited

Common stocks 97.14% Information technology 22.14%	Shares	Value (000)
Broadcom, Inc.	7,277,224	$6,044,317
Microsoft Corp.	19,120,073	6,037,163
Applied Materials, Inc.	14,077,847	1,949,078
Apple, Inc.	7,024,465	1,202,659
Salesforce, Inc.[1]	5,900,426	1,196,488
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,175,535	536,654
Taiwan Semiconductor Manufacturing Co., Ltd.	33,039,000	536,160
Micron Technology, Inc.	14,520,835	987,852
Arista Networks, Inc.[1]	4,733,384	870,611
TE Connectivity, Ltd.	6,383,706	788,579
ASML Holding NV	1,144,822	672,284
ASML Holding NV (ADR)	34,262	20,169
Motorola Solutions, Inc.	2,099,026	571,439
SK hynix, Inc.	6,537,375	555,268
NVIDIA Corp.	1,149,108	499,851
KLA Corp.	881,001	404,080
STMicroelectronics NV	5,799,314	249,860
ServiceNow, Inc.[1]	401,806	224,593
Wolfspeed, Inc.[1]	5,854,097	223,041
Shopify, Inc., Class A, subordinate voting shares[1]	3,716,243	202,795
SAP SE	1,412,393	183,337
Advanced Micro Devices, Inc.[1]	1,671,689	171,883
MicroStrategy, Inc., Class A1,2	509,755	167,342
NetApp, Inc.	1,656,831	125,720
QUALCOMM, Inc.	896,648	99,582
CDW Corp.	449,723	90,736
Keyence Corp.	194,300	72,216
Intel Corp.	1,793,127	63,746
DocuSign, Inc.[1]	1,365,325	57,344
Samsung Electronics Co., Ltd.	332,847	16,864
Crane NXT, Co.	165,157	9,178
		24,830,889
Health care 13.38%
UnitedHealth Group, Inc.	4,049,548	2,041,742
Novo Nordisk AS, Class B	17,716,726	1,611,617
Eli Lilly and Co.	2,865,866	1,539,343
Centene Corp.[1]	18,353,655	1,264,200
Thermo Fisher Scientific, Inc.	2,089,983	1,057,887
AstraZeneca PLC	7,031,716	946,306
AstraZeneca PLC (ADR)	154,697	10,476
Molina Healthcare, Inc.[1]	1,921,470	630,031
Pfizer, Inc.	15,637,505	518,696
Abbott Laboratories	4,857,216	470,421
Regeneron Pharmaceuticals, Inc.[1]	554,170	456,060
Alnylam Pharmaceuticals, Inc.[1]	2,568,720	454,920
Fundamental Investors — Page 1 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Gilead Sciences, Inc.	5,705,683	$427,584
Vertex Pharmaceuticals, Inc.[1]	1,153,789	401,219
Bristol-Myers Squibb Co.	5,213,736	302,605
Danaher Corp.	1,165,144	289,072
Edwards Lifesciences Corp.[1]	3,427,114	237,430
CVS Health Corp.	3,393,251	236,917
agilon health, Inc.[1,2]	13,019,980	231,235
Cigna Group (The)	799,508	228,715
Humana, Inc.	469,211	228,280
Johnson & Johnson	1,429,333	222,619
Cooper Companies, Inc.	655,596	208,486
Zoetis, Inc., Class A	1,113,864	193,790
Exact Sciences Corp.[1]	2,498,461	170,445
Elevance Health, Inc.	311,371	135,577
Mettler-Toledo International, Inc.[1]	116,932	129,569
Rede D’Or Sao Luiz SA	23,367,000	118,124
AbbVie, Inc.	666,385	99,331
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	6,727,432	68,620
Sarepta Therapeutics, Inc.[1]	357,935	43,389
Karuna Therapeutics, Inc.[1]	178,689	30,214
		15,004,920
Industrials 11.82%
TransDigm Group, Inc.[1]	2,321,819	1,957,595
Carrier Global Corp.	25,649,570	1,415,856
Caterpillar, Inc.	3,028,905	826,891
Boeing Co.[1]	3,885,429	744,759
CSX Corp.	22,271,949	684,863
Regal Rexnord Corp.[3]	3,968,556	567,027
United Rentals, Inc.	1,264,291	562,066
ITT, Inc.[3]	5,560,575	544,436
RTX Corp.	7,166,213	515,752
Airbus SE, non-registered shares	3,382,959	452,581
Quanta Services, Inc.	2,330,500	435,967
Ceridian HCM Holding, Inc.[1]	6,024,101	408,735
General Electric Co.	3,367,254	372,250
Northrop Grumman Corp.	765,929	337,154
TFI International, Inc. (CAD denominated)	2,544,976	326,851
Equifax, Inc.	1,681,536	308,024
Schneider Electric SE	1,675,154	276,171
Waste Connections, Inc.	1,833,104	246,186
Rockwell Automation	792,893	226,664
Deere & Co.	499,692	188,574
United Airlines Holdings, Inc.[1]	4,281,286	181,098
Huntington Ingalls Industries, Inc.	668,688	136,800
FedEx Corp.	485,163	128,529
Union Pacific Corp.	593,400	120,834
ABB, Ltd.	3,242,466	115,874
Safran SA	714,208	111,669
Sandvik AB	5,996,307	109,937
Dun & Bradstreet Holdings, Inc.	9,611,930	96,023
LIXIL Corp.[2]	8,162,300	95,014
Lockheed Martin Corp.	224,861	91,959
AMETEK, Inc.	601,582	88,890
Paychex, Inc.	747,662	86,228
Fundamental Investors — Page 2 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Parcel Service, Inc., Class B	530,271	$82,653
Lifco AB, Class B	4,555,842	79,695
DSV A/S	399,754	74,527
Honeywell International, Inc.	394,746	72,925
IMCD NV	399,754	50,530
Lincoln Electric Holdings, Inc.	261,568	47,551
Ingersoll-Rand, Inc.	594,215	37,863
SS&C Technologies Holdings, Inc.	502,690	26,411
Concentrix Corp.	136,610	10,944
Crane Co.	97,442	8,657
		13,253,013
Financials 11.04%
Visa, Inc., Class A	5,766,158	1,326,274
Apollo Asset Management, Inc.	10,744,978	964,469
Mastercard, Inc., Class A	2,248,996	890,400
JPMorgan Chase & Co.	5,880,326	852,765
Aon PLC, Class A	2,232,419	723,795
Blackstone, Inc.	6,186,203	662,790
Fiserv, Inc.[1]	4,635,145	523,586
KKR & Co., Inc.	7,625,528	469,732
Marsh & McLennan Companies, Inc.	2,463,258	468,758
HDFC Bank, Ltd.	23,807,000	435,969
Discover Financial Services	3,897,599	337,649
S&P Global, Inc.	882,225	322,374
Wells Fargo & Co.	7,719,422	315,416
Goldman Sachs Group, Inc.	929,941	300,901
Blue Owl Capital, Inc., Class A	22,020,438	285,385
OneMain Holdings, Inc.[3]	6,912,984	277,142
Arthur J. Gallagher & Co.	1,190,748	271,407
Arch Capital Group, Ltd.[1]	2,998,153	238,983
Chubb, Ltd.	1,083,956	225,658
Progressive Corp.	1,579,580	220,035
Synchrony Financial	6,675,735	204,077
Ares Management Corp., Class A	1,714,097	176,329
Citizens Financial Group, Inc.	6,501,656	174,244
Intercontinental Exchange, Inc.	1,488,827	163,801
Fidelity National Information Services, Inc.	2,786,415	154,005
CME Group, Inc., Class A	742,543	148,672
RenaissanceRe Holdings, Ltd.	743,742	147,201
BlackRock, Inc.	212,319	137,262
Edenred SA	2,189,615	136,808
Kotak Mahindra Bank, Ltd.	6,087,000	127,248
Capital One Financial Corp.	1,209,440	117,376
London Stock Exchange Group PLC	1,110,092	111,439
Brookfield Corp., Class A	3,403,123	106,416
China Merchants Bank Co., Ltd., Class H	21,122,000	87,635
Block, Inc., Class A1	1,853,858	82,052
Brown & Brown, Inc.	931,248	65,038
Moody’s Corp.	197,486	62,439
Charles Schwab Corp. (The)	899,136	49,363
Checkout Payments Group, Ltd., Class B1,4,5	159,760	11,525
Fundamental Investors — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Morgan Stanley	98,439	$8,039
Brookfield Asset Management, Ltd., Class A	127,200	4,241
		12,388,698
Consumer discretionary 9.35%
Amazon.com, Inc.[1]	10,826,914	1,376,317
Booking Holdings, Inc.[1]	315,706	973,622
Restaurant Brands International, Inc.	13,027,650	867,902
Home Depot, Inc.	2,634,157	795,937
Coupang, Inc., Class A1	37,250,451	633,258
Evolution AB	5,871,583	591,667
YUM! Brands, Inc.	3,710,046	463,533
D.R. Horton, Inc.	4,093,000	439,875
MercadoLibre, Inc.[1]	255,604	324,075
Five Below, Inc.[1]	1,886,092	303,472
adidas AG	1,540,234	271,180
Industria de Diseño Textil, SA	7,073,268	263,262
LVMH Moët Hennessy-Louis Vuitton SE	319,703	241,193
Flutter Entertainment PLC[1]	1,441,125	235,225
Chipotle Mexican Grill, Inc.[1]	123,524	226,275
B&M European Value Retail SA	29,728,147	212,374
NIKE, Inc., Class B	2,217,600	212,047
Galaxy Entertainment Group, Ltd.	34,433,000	205,965
Tractor Supply Co.	961,918	195,317
Hilton Worldwide Holdings, Inc.	1,246,890	187,258
Kering SA	394,368	179,304
Darden Restaurants, Inc.	1,048,439	150,157
Toll Brothers, Inc.	2,023,855	149,684
Amadeus IT Group SA, Class A, non-registered shares	2,357,558	142,075
Norwegian Cruise Line Holdings, Ltd.[1,2]	6,895,753	113,642
Trainline PLC[1,3]	31,224,767	105,763
Lennar Corp., Class A	890,243	99,912
Caesars Entertainment, Inc.[1]	2,083,016	96,548
Airbnb, Inc., Class A1	700,000	96,047
Burlington Stores, Inc.[1]	593,591	80,313
Royal Caribbean Cruises, Ltd.[1]	783,882	72,227
Floor & Decor Holdings, Inc., Class A1	796,364	72,071
Domino’s Pizza, Inc.	139,914	52,998
General Motors Co.	933,923	30,791
Mattel, Inc.[1]	641,609	14,135
Churchill Downs, Inc.	76,947	8,929
Lear Corp.	58,155	7,804
		10,492,154
Consumer staples 8.94%
Philip Morris International, Inc.	30,642,537	2,836,886
British American Tobacco PLC	31,858,676	1,000,109
British American Tobacco PLC (ADR)	523,496	16,443
Dollar Tree Stores, Inc.[1]	8,320,861	885,756
Altria Group, Inc.	14,911,882	627,045
Keurig Dr Pepper, Inc.	19,253,641	607,837
Dollar General Corp.	5,609,831	593,520
Performance Food Group Co.[1,3]	10,058,726	592,057
Nestlé SA	5,223,296	589,822
Bunge, Ltd.	4,147,399	448,956
Fundamental Investors — Page 4 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Mondelez International, Inc.	4,996,922	$346,786
Constellation Brands, Inc., Class A	1,278,863	321,417
Monster Beverage Corp.[1]	5,436,505	287,863
Church & Dwight Co., Inc.	1,858,633	170,307
Procter & Gamble Co.	1,088,259	158,733
Anheuser-Busch InBev SA/NV	2,377,500	130,924
Target Corp.	1,117,311	123,541
Imperial Brands PLC	5,480,713	111,296
Kraft Heinz Co.	1,809,063	60,857
Reckitt Benckiser Group PLC (ADR)	4,311,841	60,323
General Mills, Inc.	922,741	59,046
		10,029,524
Communication services 7.88%
Alphabet, Inc., Class C1	24,207,747	3,191,791
Alphabet, Inc., Class A1	4,203,132	550,022
Meta Platforms, Inc., Class A1	8,774,108	2,634,075
Netflix, Inc.[1]	2,127,369	803,295
Comcast Corp., Class A	15,779,142	699,647
Publicis Groupe SA	5,824,202	439,824
Charter Communications, Inc., Class A1	544,810	239,618
Take-Two Interactive Software, Inc.[1]	1,258,165	176,634
Warner Music Group Corp., Class A	2,946,039	92,506
Vodafone Group PLC (ADR)	892,350	8,459
		8,835,871
Materials 4.57%
Linde PLC	1,805,242	672,182
Mosaic Co.[3]	17,353,793	617,795
Grupo México, SAB de CV, Series B	106,300,000	503,152
Wheaton Precious Metals Corp.	11,490,922	465,957
Corteva, Inc.	8,599,968	439,974
First Quantum Minerals, Ltd.	18,018,901	425,714
Vale SA, ordinary nominative shares	23,717,000	318,866
Vale SA (ADR), ordinary nominative shares	4,156,279	55,694
Celanese Corp.	1,893,513	237,674
Rio Tinto PLC	3,555,054	223,318
Freeport-McMoRan, Inc.	5,496,614	204,969
Glencore PLC	34,163,957	195,377
Royal Gold, Inc.	1,806,500	192,085
Olin Corp.	3,368,937	168,380
Crown Holdings, Inc.	1,459,000	129,092
Lundin Mining Corp.	11,743,092	87,582
Westlake Corp.	630,858	78,649
Barrick Gold Corp.	4,597,168	66,889
Sherwin-Williams Co.	149,488	38,127
		5,121,476
Energy 4.52%
Canadian Natural Resources, Ltd. (CAD denominated)	21,977,414	1,421,311
Exxon Mobil Corp.	4,754,725	559,061
ConocoPhillips	4,498,796	538,956
Schlumberger NV	6,690,179	390,037
Cenovus Energy, Inc. (CAD denominated)	17,155,433	357,192
Baker Hughes Co., Class A	9,993,844	352,983
Fundamental Investors — Page 5 of 10

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
HF Sinclair Corp.	6,178,500	$351,742
EOG Resources, Inc.	2,373,460	300,860
Halliburton Co.	5,312,728	215,165
EQT Corp.	4,743,500	192,491
TC Energy Corp. (CAD denominated)[2]	5,121,034	176,112
Equitrans Midstream Corp.	12,197,775	114,293
Chevron Corp.	437,035	73,693
TotalEnergies SE	400,112	26,330
		5,070,226
Utilities 2.30%
Constellation Energy Corp.	6,766,576	738,098
FirstEnergy Corp.	16,158,175	552,286
PG&E Corp.[1]	24,135,105	389,299
AES Corp.	21,763,624	330,807
CMS Energy Corp.	3,406,583	180,924
CenterPoint Energy, Inc.	5,874,423	157,728
Edison International	2,096,913	132,714
Brookfield Infrastructure Partners, LP	3,247,999	95,318
		2,577,174
Real estate 1.20%
Welltower, Inc. REIT	4,036,821	330,696
VICI Properties, Inc. REIT	11,278,588	328,207
Equinix, Inc. REIT	449,897	326,742
Extra Space Storage, Inc. REIT	2,414,560	293,562
Crown Castle, Inc. REIT	790,377	72,739
		1,351,946
Total common stocks (cost: $70,463,404,000)		108,955,891
Convertible stocks 0.03% Utilities 0.03%
AES Corp., convertible preferred units, 6.875% 2/15/2024	640,048	39,043
Total convertible stocks (cost: $64,005,000)		39,043
Short-term securities 2.77% Money market investments 2.57%
Capital Group Central Cash Fund 5.44%[3,6]	28,812,812	2,880,993
Money market investments purchased with collateral from securities on loan 0.20%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[6,7]	125,120,012	125,120
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.26%[6,7]	41,226,339	41,226
Capital Group Central Cash Fund 5.44%[3,6,7]	328,707	32,868
Fundamental Investors — Page 6 of 10

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[6,7]	29,883,384	$29,883
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[6,7]	406,410	407
		229,504
Total short-term securities (cost: $3,110,596,000)		3,110,497
Total investment securities 99.94% (cost: $73,638,005,000)		112,105,431
Other assets less liabilities 0.06%		62,197
Net assets 100.00%		$112,167,628
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Common stocks 2.41%
Information technology 0.00%
Wolfspeed, Inc.[1,8]	$432,695	$82,870	$73,174	$(72,702)	$(146,648)	$—	$—
Industrials 0.99%
Regal Rexnord Corp.	438,453	41,741	390	226	86,997	567,027	4,169
ITT, Inc.	451,240	—	347	58	93,485	544,436	4,840
						1,111,463
Financials 0.25%
OneMain Holdings, Inc.	229,061	1,880	190	(6)	46,397	277,142	20,666
Consumer discretionary 0.09%
Trainline PLC[1]	100,746	3,240	59	(4)	1,840	105,763	—
Adient PLC[9]	168,855	—	203,706	(4,447)	39,298	—	—
						105,763
Consumer staples 0.53%
Performance Food Group Co.[1]	264,075	330,900	371	39	(2,586)	592,057	—
Materials 0.55%
Mosaic Co.	688,847	236,472	115,997	(56,584)	(134,943)	617,795	17,043
Utilities 0.00%
AES Corp.[8]	1,024,783	30,163	328,146	(40,117)	(355,876)	—	14,684
Total common stocks						2,704,220
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/ 2024[8]	65,331	—	31	(8)	(26,249)	—	3,302
Short-term securities 2.60%
Money market investments 2.57%
Capital Group Central Cash Fund 5.44%[6]	4,506,752	7,833,201	9,459,123	838	(675)	2,880,993	128,818
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.44%[6,7]	35,156		2,288 [10]			32,868	— [11]
Total short-term securities						2,913,861
Total 5.01%				$(172,707)	$(398,960)	$5,618,081	$193,522
Fundamental Investors — Page 7 of 10

unaudited
Restricted security5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,4	1/11/2022	$49,613	$11,525	.01%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $248,587,000, which represented .22% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,525,000, which represented .01% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 9/30/2023.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2023. Refer to the investment portfolio for the security value at 9/30/2023.
[9]	Affiliated issuer during the reporting period but no longer held at 9/30/2023.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Fundamental Investors — Page 8 of 10

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,544,900	$2,285,989	$—	$24,830,889
Health care	12,446,997	2,557,923	—	15,004,920
Industrials	11,887,015	1,365,998	—	13,253,013
Financials	11,478,074	899,099	11,525	12,388,698
Consumer discretionary	8,044,146	2,448,008	—	10,492,154
Consumer staples	8,197,373	1,832,151	—	10,029,524
Communication services	8,396,047	439,824	—	8,835,871
Materials	4,702,781	418,695	—	5,121,476
Energy	5,043,896	26,330	—	5,070,226
Utilities	2,577,174	—	—	2,577,174
Real estate	1,351,946	—	—	1,351,946
Convertible stocks	39,043	—	—	39,043
Short-term securities	3,110,497	—	—	3,110,497
Total	$99,819,889	$12,274,017	$11,525	$112,105,431

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unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-010-1123O-S96437
Fundamental Investors — Page 10 of 10